UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Series Inflation-Protected Bond Index Fund

September 30, 2013

1.899334.104

SIB-S-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 99.8%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16	$ 562,726,632	$ 577,893,803
0.125% 4/15/17	633,231,063	653,489,389
0.125% 4/15/18	479,638,265	494,514,726
0.125% 1/15/22	560,143,608	553,689,073
0.125% 7/15/22	584,513,333	576,339,498
0.125% 1/15/23	580,419,444	565,092,888
0.375% 7/15/23	393,291,236	391,539,910
0.5% 4/15/15	320,278,845	327,460,137
0.625% 7/15/21	507,478,907	528,749,378
1.125% 1/15/21	478,077,307	515,109,653
1.25% 7/15/20	417,964,260	457,719,766
1.375% 7/15/18	212,155,596	233,122,509
1.375% 1/15/20	271,983,193	298,575,805
1.625% 1/15/15	328,823,023	340,075,018
1.625% 1/15/18	215,100,738	236,619,201
1.875% 7/15/15	285,684,434	301,809,892
1.875% 7/15/19	224,266,442	254,288,318
2% 1/15/16	279,985,737	299,606,578
2.125% 1/15/19	197,378,432	224,225,057
2.375% 1/15/17	237,602,707	263,720,471
2.5% 7/15/16	273,987,418	302,563,484
2.625% 7/15/17	203,693,107	231,334,873
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $8,551,371,548)		8,627,539,427
Cash Equivalents - 0.1%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.04%, dated 9/30/13 due 10/1/13 (Collateralized by U.S. Government Obligations) # (Cost $4,307,000)	$ 4,307,005	$ 4,307,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $8,555,678,548)		8,631,846,427
NET OTHER ASSETS (LIABILITIES) - 0.1%		10,486,753
NET ASSETS - 100%		$ 8,642,333,180
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$4,307,000 due 10/01/13 at 0.04%
BNP Paribas Securities Corp.	$ 133,356
Barclays Capital, Inc.	4,173,644
$ 4,307,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $8,556,158,620. Net unrealized appreciation aggregated $75,687,807, of which $226,728,356 related to appreciated investment securities and $151,040,549 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan® Inflation-Protected Bond Index Fund

September 30, 2013

1.939225.101

PIB-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 99.8%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43	$ 1,175,524	$ 965,582
0.75% 2/15/42	1,924,898	1,650,750
1.75% 1/15/28	1,536,498	1,723,277
2% 1/15/26	1,904,257	2,200,161
2.125% 2/15/40	871,085	1,031,895
2.125% 2/15/41	1,116,814	1,325,169
2.375% 1/15/25	2,613,557	3,123,405
2.375% 1/15/27	1,532,457	1,846,492
2.5% 1/15/29	1,479,680	1,821,452
3.375% 4/15/32	597,473	837,979
3.625% 4/15/28	1,467,358	2,031,603
3.875% 4/15/29	1,668,184	2,395,473
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16	3,959,025	4,065,733
0.125% 4/15/17	4,455,245	4,597,781
0.125% 4/15/18	3,375,137	3,479,820
0.125% 1/15/22	3,941,475	3,896,058
0.125% 7/15/22	4,065,152	4,008,304
0.125% 1/15/23	4,084,432	3,976,579
0.375% 7/15/23	2,767,366	2,755,043
0.5% 4/15/15	2,253,868	2,304,404
0.625% 7/15/21	3,570,467	3,720,119
1.125% 1/15/21	3,363,696	3,624,251
1.25% 7/15/20	2,941,268	3,221,033
1.375% 7/15/18	1,492,719	1,640,241
1.375% 1/15/20	1,914,150	2,101,302
1.625% 1/15/15	2,288,888	2,367,211
1.625% 1/15/18	1,513,082	1,664,449
1.875% 7/15/15	2,010,357	2,123,831
1.875% 7/15/19	1,577,577	1,788,762
2% 1/15/16	1,970,164	2,108,229
2.125% 1/15/19	1,388,288	1,577,117
2.375% 1/15/17	1,671,456	1,855,185
U.S. Treasury Inflation Protected Obligations - continued
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Notes: - continued
2.5% 7/15/16	$ 1,928,186	$ 2,129,289
2.625% 7/15/17	1,433,633	1,628,181
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $85,544,647)	81,586,160
NET OTHER ASSETS (LIABILITIES) - 0.2%	198,333
NET ASSETS - 100%	$ 81,784,493
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $85,562,610. Net unrealized depreciation aggregated $3,976,450, of which $127,630 related to appreciated investment securities and $4,104,080 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 29, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2013